UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

    PRINCIPAL                                                                              MARKET
      VALUE                                                                                 VALUE
 (LOCAL CURRENCY)                                                                       (US DOLLARS)
------------------                                                                      ------------
    FOREIGN BONDS AND NOTES - 141.6%

                   AUSTRALIA - 8.6%
        11,000,000 Australian Government (AUD), 7.500%, 7/15/05 ...................    $     8,534,791
        10,500,000 Australian Government (AUD), 7.500%, 9/15/09 ...................          8,688,701
         5,000,000 New South Wales Treasury Corp. (AUD), 8.000%, 3/01/08 ..........          4,079,712
         8,300,000 Queensland Treasury (AUD), 6.000%, 7/14/09 .....................          6,455,824
                                                                                       ----------------
                                                                                            27,759,028
                                                                                       ----------------

                   AUSTRIA - 0.6%
         2,500,000 Republic of Austria (TRY), 14.000%, 8/03/06 ....................          1,846,580
                                                                                       ----------------

                   BRAZIL - 6.6%
         1,997,120 Citigroup Global Markets (USD), 6.000%, 4/02/08 ................          1,950,746
        10,000,000 Federal Republic of Brazil (USD), 9.250%, 10/22/10 .............         10,599,000
         7,900,000 Federal Republic of Brazil (USD), 11.000%, 8/17/40 .............          8,766,235
                                                                                       ----------------
                                                                                            21,315,981
                                                                                       ----------------

                   CANADA - 6.2%
         7,000,000 Canadian Government (CAD), 5.250%, 6/01/13 .....................          6,179,755
         6,700,000 Canadian Government (CAD), 5.750%, 6/01/29 .....................          6,326,535
        11,000,000 Province of Ontario (NZD), 5.750%, 3/03/08 .....................          7,577,417
                                                                                       ----------------
                                                                                            20,083,707
                                                                                       ----------------

                   COLOMBIA - 6.0%
    46,000,000,000 Republic of Colombia (COP), 11.750%, 3/01/10 ...................         19,444,639
                                                                                       ----------------

                   ECUADOR - 4.1%
        14,800,000 Republic of Ecuador (USD), 8.000%, 8/15/30 .....................         13,246,000
                                                                                       ----------------

                   GERMANY - 8.5%
         6,750,000 Aries Vermogensverwaltung GM (USD),  9.600%, 10/25/14 ..........          8,137,557
        11,000,000 KfW (NZD), 6.000%, 7/15/09 .....................................          7,592,226
         4,600,000 KfW Bankengruppe (GBP), 4.750%, 12/07/10 .......................          8,616,210
         3,650,000 KfW International Finance (CAD), 4.950%, 10/14/14 ..............          3,085,624
                                                                                       ----------------
                                                                                            27,431,617
                                                                                       ----------------

                   ITALY - 2.0%
         8,400,000 Republic of Italy (AUD), 5.875%, 8/14/08 .......................          6,460,732
                                                                                       ----------------

                   JAMAICA - 4.6%
         7,450,000 Government of Jamaica (EUR), 10.500%, 10/27/14 .................         10,480,199
         3,000,000 Government of Jamaica (EUR), 11.000%, 7/27/12 ..................          4,269,059
                                                                                       ----------------
                                                                                            14,749,258
                                                                                       ----------------

                   KAZAKHSTAN - 3.6%
        12,100,000 TuranAlem Finance BV (USD), 8.000%, 3/24/14 ....................         11,795,975
                                                                                       ----------------

                   MEXICO - 10.0%
       111,355,100 Mexican Fixed Rate Bonds (MXN), 9.500%, 12/18/14 ...............          9,350,160
        10,000,000 Pemex Project Funding Master Trust (USD),  7.750%, 9/29/49 .....          9,938,390
       185,000,000 United Mexican States (MXN), 8.000%, 12/07/23 ..................         12,946,332
                                                                                       ----------------
                                                                                            32,234,882
                                                                                       ----------------




                     See Notes to Portfolio of Investments.               Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


    PRINCIPAL                                                                              MARKET
      VALUE                                                                                 VALUE
 (LOCAL CURRENCY)                                                                       (US DOLLARS)
------------------                                                                      ------------
    FOREIGN BONDS AND NOTES - CONTINUED

                   MULTINATIONAL - 6.0%
         4,400,000 European Investment Bank (GBP), 7.625%, 12/07/07 ...............    $     8,883,627
         2,000,000 European Investment Bank (TRY), 14.500%, 2/21/07 ...............          1,478,078
         6,500,000 International Finance Corp. (NZD), 6.750%, 7/15/09 .............          4,654,853
         2,240,000 Nordic Investment Bank (GBP), 5.750%, 11/06/08 .................          4,347,334
                                                                                       ----------------
                                                                                            19,363,892
                                                                                       ----------------

                   NETHERLANDS - 8.8%
         4,900,000 Bank Nederlandse Gemeenten NV (GBP), 4.625%, 12/07/06 ..........          9,229,945
         3,500,000 Bank Nederlandse Gemeenten NV (NZD), 5.250%, 6/17/09 ...........          2,347,381
         7,500,000 Bank Nederlandse Gemeenten NV (NZD), 5.250%, 6/17/09 ...........          5,036,713
        12,000,000 Kazkommerts International BV (USD), 7.875%, 4/07/14 ............         11,661,600
                                                                                       ----------------
                                                                                            28,275,639
                                                                                       ----------------

                   NEW ZEALAND - 5.3%
        12,000,000 Government of New Zealand (NZD), 6.500%, 2/15/06 ...............          8,540,294
        11,700,000 Government of New Zealand (NZD), 7.000%, 7/15/09 ...............          8,538,712
                                                                                       ----------------
                                                                                            17,079,006
                                                                                       ----------------

                   NORWAY - 8.9%
        11,000,000 Eksportsfinans (TRY), 14.625%, 3/15/07 .........................          8,149,353
         4,500,000 Kommunalbanken AS (GBP), 4.750%, 1/28/10 .......................          8,418,781
         8,600,000 Kommunalbanken AS (AUD), 5.750%, 10/15/07 ......................          6,592,283
         7,500,000 Kommunalbanken (TRY), 14.750%, 2/09/09 .........................          5,562,754
                                                                                       ----------------
                                                                                            28,723,171
                                                                                       ----------------

                   PERU - 4.3%
         9,000,000 Republic of Peru (USD), 8.750%, 11/21/33 .......................          9,362,700
         4,000,000 Republic of Peru (USD), 9.875%, 2/06/15 ........................          4,629,800
                                                                                       ----------------
                                                                                            13,992,500
                                                                                       ----------------

                   PHILIPPINES - 5.2%
         6,000,000 Republic of Philippines (USD), 8.875%, 3/17/15 .................          6,095,400
         7,000,000 Republic of Philippines (USD), 9.500%, 2/02/30 .................          6,860,000
         3,600,000 Republic of Philippines (USD), 10.625%, 3/16/25 ................          3,851,752
                                                                                       ----------------
                                                                                            16,807,152
                                                                                       ----------------

                   POLAND - 4.5%
        23,000,000 Poland Government (PLZ), 6.000%, 5/24/09 .......................          7,436,648
        21,000,000 Poland Government (PLZ), 8.500%, 11/12/06 ......................          6,969,677
                                                                                       ----------------
                                                                                            14,406,325
                                                                                       ----------------

                   RUSSIA - 8.5%
        13,420,000 Alrosa Company SA (USD), 8.875%, 11/17/14 ......................         13,872,925
        12,050,000 Gaz Capital SA (USD), 8.625%, 4/28/34 ..........................         13,442,980
                                                                                       ----------------
                                                                                            27,315,905
                                                                                       ----------------

                   SOUTH AFRICA - 4.9%
        82,500,000 Republic of South Africa (ZAR), 13.000%, 8/31/10 ...............         15,912,016
                                                                                       ----------------

                   SPAIN - 2.1%
         8,700,000 Instituto de Credito Oficial (AUD), 5.500%, 11/15/06 ...........          6,666,605
                                                                                       ----------------



Page 2             See Notes to Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


    PRINCIPAL                                                                              MARKET
      VALUE                                                                                 VALUE
 (LOCAL CURRENCY)                                                                       (US DOLLARS)
------------------                                                                      ------------
    FOREIGN BONDS AND NOTES - CONTINUED

                   SWEDEN - 4.6%
        28,100,000 Kingdom of Sweden (SEK), 5.000%, 12/01/20 ......................    $     4,518,326
         8,000,000 Swedish Export Credit (NZD), 4.300%, 6/26/06 ...................          5,506,483
         7,000,000 Swedish Export Credit (NZD), 6.000%, 12/19/08 ..................          4,822,301
                                                                                       ----------------
                                                                                            14,847,110
                                                                                       ----------------

                   TURKEY - 2.8%
         8,900,000 Finans Capital Finance Ltd. (USD), 9.000%, 10/07/14 ............          9,169,225
                                                                                       ----------------

                   UKRAINE - 1.1%
         3,400,000 City of Kiev (USD), 8.625%, 7/15/11 ............................          3,657,550
                                                                                       ----------------

                   UNITED KINGDOM - 5.6%
         3,100,000 United Kingdom Treasury (GBP), 5.000%, 3/07/08 .................          5,914,204
         3,100,000 United Kingdom Treasury (GBP), 5.750%, 12/07/09 ................          6,126,195
         3,000,000 United Kingdom Treasury (GBP), 7.250%, 12/07/07 ................          6,037,403
                                                                                       ----------------
                                                                                            18,077,802
                                                                                       ----------------

                   URUGUAY - 2.3%
       177,300,000 Republica Orient Uruguay (UYU), 17.750%, 2/04/06 ...............          7,293,726
                                                                                       ----------------

                   VENEZUELA - 5.9%
        19,200,000 Republic of Venezuela (USD), 8.500%, 10/08/14 ..................         19,048,320
                                                                                       ----------------

                   TOTAL FOREIGN BONDS AND NOTES ..................................        457,004,343
                                                                                       ----------------
                   (Cost $463,900,497)


                   TOTAL INVESTMENTS - 141.6% .....................................        457,004,343
                   (Cost $463,900,497)*

                   LOAN OUTSTANDING - (46.3)% .....................................       (149,585,153)
                                                                                       ----------------
                   NET OTHER ASSETS AND LIABILITIES - 4.7% ........................         15,260,345
                                                                                       ----------------
                   NET ASSETS - 100.0% ............................................    $   322,679,535
                                                                                       ================


--------------------------------------------------------------------------------
            *    Aggregate cost is the same for federal tax and financial
                 reporting purposes.
          AUD    Australian Dollar
          CAD    Canadian Dollar
          COP    Colombian Peso
          EUR    European Monetary Unit
          GBP    British Pound Sterling
          JPY    Japanese Yen
          KRW    South Korean Won
          MXN    Mexican Peso
          NZD    New Zealand Dollar
          PLZ    Polish Zloty
          SEK    Swedish Krona
          SGD    Singapore Dollar
          THB    Thailand Baht
          TRY    Turkish Lira
          USD    United States Dollar
          UYU    Uruguay Peso
          ZAR    South African Rand



                  See Notes to Portfolio of Investments.                  Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2005 (UNAUDITED)


          FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                    CONTRACTS TO RECEIVE
   -----------------------------------------------------           NET
                                                                UNREALIZED
                                                     IN        APPRECIATION/
 EXPIRATION          LOCAL          VALUE IN      EXCHANGE    (DEPRECIATION)
    DATE           CURRENCY*         U.S. $      FOR U.S. $    OF CONTRACTS
------------  -------------------  ----------    ----------    ------------
04/18/05      JPY   1,881,324,000  17,544,754    18,000,000  $  (455,246)
04/25/05      JPY   2,149,875,000  20,091,084    21,000,000     (908,916)
04/18/05      KRW   4,516,650,000   4,445,455     4,500,000      (54,545)
04/25/05      KRW  28,966,000,000  28,505,573    28,000,000      505,573
04/18/05      SGD      14,604,750   8,847,342     9,000,000     (152,658)
04/25/05      SGD      48,994,500  29,697,110    30,000,000     (302,890)
04/25/05      THB   1,074,640,000  27,479,653    28,000,000     (520,347)
                                                             ------------
                                                             $(1,889,029)
                                                             ============


          FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                    CONTRACTS TO DELIVER
   -----------------------------------------------------           NET
                                                                UNREALIZED
                                                     IN        APPRECIATION/
 EXPIRATION          LOCAL          VALUE IN      EXCHANGE    (DEPRECIATION)
    DATE           CURRENCY*         U.S. $      FOR U.S. $    OF CONTRACTS
------------  -------------------  ----------    ----------    ------------
04/25/05      AUD      62,000,000  47,788,112    46,738,080  $ (1,050,032)
04/18/05      GBP      14,150,000  26,739,977    27,039,094       299,117
04/18/05      NZD      25,600,000  18,215,706    18,839,680       623,974
04/26/05      NZD      51,000,000  36,184,388    35,493,960      (690,428)
04/29/05      TRY      24,000,000  17,744,917    17,289,821      (455,096)
04/29/05      ZAR     100,900,000  16,152,787    16,168,576        15,789
                                                             ------------
                                                             $ (1,256,676)
                                                             ------------
Net Unrealized Depreciation of Forward Foreign
Currency Contracts ........................................  $(3,145,705)
                                                             ============

* Please see page 3 for currency descriptions.

Page 4              See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------
               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                 MARCH 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, in accordance with the provisions of the Investment Company Act of 1940.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions and foreign currency transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $403,919 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,300,073.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24,2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24,2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark  R.   Bradley,  Treasurer,   Controller,   Chief
                           Financial Officer and Chief Accounting Officer (principal financial officer)

Date              MAY 24,2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.